AUGUST 9, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD CAPITAL APPRECIATION HLS FUND

SUMMARY PROSPECTUS DATED MAY 1, 2018

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED MAY 11, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective immediately, under the heading “Management” in the above referenced Summary Prospectus and “Hartford Capital Appreciation HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus the following footnote is added next to Mr. Stahl’s name in the portfolio manager table:

(1)	Kent M. Stahl, CFA announced his plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management, as of December 31, 2018. Accordingly, he will no longer serve as a portfolio manager to the Fund as of December 31, 2018. Mr. Thomas has been a portfolio manager for the Fund since 2013 and will remain a portfolio manager on the Fund. Mr. Thomas will continue to select and oversee the Fund’s portfolio management team and determine how Fund assets are allocated among the team’s members.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

HV-7409	August 2018

AUGUST 9, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD SMALL CAP GROWTH HLS FUND

SUMMARY PROSPECTUS DATED MAY 1, 2018

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED MAY 11, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective August 31, 2018, David J. Elliott, CFA will no longer serve as a portfolio manager to the Hartford Small Cap Growth HLS Fund (the “Fund”). Mammen Chally, CFA, David A. Siegle, CFA and Douglas W. McLane, CFA will continue to serve as portfolio managers to the Fund. Mr. Elliott’s portfolio manager responsibilities are expected to transition to Mr. Chally. Effective August 31, 2018, the principal investment strategy is also being revised to reflect the removal of the sleeve managed by Mr. Elliott. Accordingly, the above referenced Summary Prospectus and Statutory Prospectus are revised as follows effective August 31, 2018:

(1)	Under the heading “Principal Investment Strategy” in the above referenced Summary Prospectus and “Hartford Small Cap Growth HLS Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the third and fourth sentence are deleted in their entirety and replaced with the following:

Wellington Management uses fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations.

(2)	Under the heading “Principal Risks” in the above referenced Summary Prospectus and “Hartford Small Cap Growth HLS Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, “Asset Allocation Risk” is deleted in its entirety.

(3)	Under the heading “Management” in the above referenced Summary Prospectus and “Hartford Small Cap Growth HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the third and fourth sentence above the portfolio manager table and the information for David J. Elliott, CFA are deleted in their entirety.

(4)	Under the heading “Additional Information Regarding Investment Strategies and Risks – Small Cap Growth HLS Fund” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:

Wellington Management employs what is often called a “bottom-up” approach to select specific securities from a variety of industries. However, in constructing the portfolio, Wellington Management also analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

(5)	Under the heading “More Information About Risks,” the “✓” next to “Asset Allocation Risk” for the Small Cap Growth HLS Fund is deleted in the risk table.

(6)	Under the heading “The Investment Manager and Sub-Adviser – Portfolio Managers – Small Cap Growth HLS Fund” in the above referenced Statutory Prospectus, the first and third paragraph are deleted in their entirety.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

HV-7404	August 2018

AUGUST 9, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD SMALL COMPANY HLS FUND

SUMMARY PROSPECTUS DATED MAY 1, 2018

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED MAY 11, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective August 31, 2018, Mammen Chally, CFA will no longer serve as a portfolio manager to the Hartford Small Company HLS Fund (the “Fund”). Steven C. Angeli, CFA and John V. Schneider, CFA will continue to serve as portfolio managers to the Fund. Mr. Chally’s portfolio manager responsibilities are expected to transition to Mr. Angeli. Effective August 31, 2018, the principal investment strategy is also being revised to reflect the removal of the sleeve managed by Mr. Chally. Accordingly, the above referenced Summary Prospectus and Statutory Prospectus are revised as follows effective August 31, 2018:

(1)	Under the heading “Principal Investment Strategy” in the above referenced Summary Prospectus and “Hartford Small Company HLS Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the fourth sentence is deleted in its entirety.

(2)	Under the heading “Principal Risks” in the above referenced Summary Prospectus and “Hartford Small Company HLS Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, “Asset Allocation Risk” is deleted in its entirety.

(3)	Under the heading “Management” in the above referenced Summary Prospectus and “Hartford Small Company HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the third and fourth sentence above the portfolio manager table and the information for Mammen Chally, CFA in the portfolio manager table are deleted in their entirety.

(4)	Under the heading “Additional Information Regarding Investment Strategies and Risks – Small Company HLS Fund” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:

The Fund uses fundamental analysis to identify specific securities for purchase or sale. The Fund primarily invests in growth oriented stocks, but may invest in value oriented stocks as opportunities arise. Wellington Management looks at a number of factors as part of its fundamental analysis, such as revenue and earnings growth rate, market position, market trends, management quality, and other related measures of valuation and growth potential. Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.

(5)	Under the heading “More Information About Risks,” the “✓” next to “Asset Allocation Risk” for the Small Company HLS Fund is deleted in the risk table.

(6)	Under the heading “The Investment Manager and Sub-Adviser – Portfolio Managers – Small Company Fund” in the above referenced Statutory Prospectus, the first and third paragraph are deleted in their entirety.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

HV-7405	August 2018

AUGUST 9, 2018

SUPPLEMENT TO

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED THROUGH MAY 11, 2018

IMPORTANT NOTICE REGARDING NAME CHANGE AND CHANGE IN INVESTMENT POLICY

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

Effective November 1, 2018, the name, principal investment strategy, portfolio manager and benchmark of the Hartford Small/Mid Cap Equity HLS Fund (the “Fund”) will change. As part of the changes to the principal investment strategy, the Fund’s non-fundamental policy to invest under normal circumstances at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies will change to remove the reference to small-capitalization companies. Accordingly, the above referenced Statutory Prospectus is revised as follows effective November 1, 2018 with respect to the Fund:

(1)	All references to Hartford Small/Mid Cap Equity HLS Fund and Small/Mid Cap Equity HLS Fund are deleted and replaced with Hartford MidCap Growth HLS Fund and MidCap Growth HLS Fund, respectively.

(2)	In the Fund’s Summary Section, the following changes are being made:

a.	Under the heading “Principal Investment Strategy,” the section “Principal Investment Strategy” is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The Fund may invest up to 15% of its net assets in securities of foreign issuers and non-dollar securities. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses fundamental analysis to identify securities that it believes have superior growth potential. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

The Fund defines mid-capitalization companies as companies with a market capitalization within the collective range of the Russell Midcap Index and the S&P MidCap 400 Index. As of December 31, 2017, this range was approximately $348.5 million to $36.7 billion. The market capitalization range of these indices changes over time.

b.	Under the heading “Principal Risks,” “Mid Cap and Small Cap Securities Risk,” “Quantitative Investing Risk” and “Active Trading Risk” are deleted in their entirety and the following risk is added:

Mid-Cap Securities Risk−The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

c.	Under the heading “Past Performance – Average Annual Total Returns,” the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Average Annual Total Returns. The table below shows returns for the Fund over time compared to those of two broad-based market indices. Class IC shares have not commenced operations as of the date of this prospectus. Returns for Class IC shares reflect Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. For more information regarding returns see “Performance Notes” in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2017*
Share Classes	1 Year	5 Years	10 Years
Class IA	14.43%	12.94%	7.61%
Class IB	13.94%	12.64%	7.33%
Class IC	13.86%	12.38%	7.07%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	25.27%	15.30%	9.10%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	16.81%	14.33%	9.22%
*Effective November 1, 2018, the Fund changed its benchmark to the Russell Midcap Growth Index from the Russell 2500 Index because Hartford Funds Management Company, LLC believes it better reflects the Fund’s revised investment strategy.

d.	Under the heading “Management,” David J. Elliott, CFA is removed from the table and the following is added:

Portfolio Manager	Title	Involved with Fund Since
Tim Manning	Managing Director and Equity Portfolio Manager	2018
(3)	Under the heading “Additional Information Regarding Investment Strategies and Risks – Small/Mid Cap Equity HLS Fund,” the sub-section entitled “Small/Mid Cap Equity HLS Fund” is deleted in its entirety and replaced with the following:

MIDCAP GROWTH HLS FUND

Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment.

Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools. In pursuit of its principal investment strategy, the Fund may use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The derivatives in which the Fund may invest include exchange and over-the-counter traded transactions including, but not limited to, futures, options and similar derivative instruments or combinations thereof. The Fund may also invest in other investment companies, exchange traded notes and restricted securities.

(4)	Under the heading “More Information About Risks,” the “✓” is deleted next to “Active Trading Risk” and “Quantitative Investing Risk” for the Fund in the risk table.

(5)	Under the heading “More Information About Risks,” an “X” is added next to “Futures and Options Risk” for the Fund in the risk table.

(6)	Under the heading “More Information About Risks,” the “X” is deleted next to “Mid Cap and Small Cap Securities Risk” for the Fund and a “✓” is added next to “Mid Cap Securities Risk” for the Fund in the risk table.

(7)	Under the heading “The Investment Manager and Sub-Adviser – Portfolio Managers – Small/Mid Cap Equity HLS Fund,” the subsection entitled “Small/Mid Cap Equity HLS Fund” is deleted in its entirety and replaced with the following:

MIDCAP GROWTH HLS FUND

Tim Manning, Managing Director and Equity Portfolio Manager, has served as portfolio manager of the Fund since 2018. Mr. Manning joined Wellington Management as an investment professional in 2007.

(8)	Under the heading “Performance Notes – Small/Mid Cap Equity HLS Fund,” the following sentence is added:

Performance information includes the Fund’s performance when it invested, prior to November 1, 2018, at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies.

(9)	Under the heading “Performance Notes – Indices,” the following is added:

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the US equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The changes described above to the Fund’s principal investment strategy will likely cause the Fund to incur transaction costs.
This Supplement should be retained with your Statutory Prospectus for future reference.

HV-7401	August 2018